    SUPPLEMENT DATED SEPTEMBER 9, 1999 TO PROSPECTUS DATED MAY 1, 1999 FOR
               PACIFIC ONE, PACIFIC PORTFOLIOS AND PACIFIC VALUE
                     INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                          VARIABLE ANNUITY CONTRACTS
        (EACH A "PROSPECTUS") ISSUED BY PACIFIC LIFE INSURANCE COMPANY

In this supplement, you and your mean      Effective October 1, 1999, you may choose the Growth Variable Account as an
the Policyholder or Owner. The Fund        additional Variable Investment Option. The Growth Variable Account invests
refers to Pacific Select Fund. You'll      in the Growth Portfolio of the Fund.
find an explanation of what capitalized
terms mean in your variable annuity        Here's some information you need to know about the Growth Portfolio:
prospectus or the Fund prospectus.
                                           ---------------------------------------------------------------------------
The Fund is described in detail in its                             Primary Investments
prospectus and its Statement of                                       (under normal                 Portfolio
Additional Information (SAI).                  Objective              circumstances)                 Manager
                                           ---------------------------------------------------------------------------
                                           Growth of capital.   Equity securities of smaller      Capital Guardian
                                                                and medium-sized companies.       Trust Company
                                           ---------------------------------------------------------------------------

                                              The following table shows advisory fees and expenses the Fund paid in 1998 as an annual percentage of the Growth Portfolio's average daily net assets.

                                                Advisory Fee         Other Expenses       Total Expenses
                                                ------------         --------------       --------------
                                                    0.65%                 0.05%                0.70%

                                              The section entitled Equity Income in the table on page 9 of the
                                           Prospectus is changed to read Equity Income and Growth.

                                              For more information on the Growth Variable Account and the Growth
                                           Portfolio, please see your Prospectus and the Fund's prospectus.

   Supplement dated September 9, 1999 to Statement of Additional Information dated May 1, 1999 for Pacific Value Individual Flexible Premium Deferred
                          Variable Annuity Contracts
               ("SAI") Issued by Pacific Life Insurance Company

The Growth Variable Account is not available prior to October 1, 1999. However, we are including performance information based on the historical performance of the Subaccount.

The following table presents what the performance of the Growth Variable Account would have been if the Subaccount had been both in existence and invested in the corresponding Portfolio since the date of the Portfolio's inception on January 4, 1988. Because the Subaccount has not commenced operations, these are not actual performance numbers for the Subaccount or for the Contract.

These are hypothetical total return numbers based on the accumulated value (AV) and withdrawal value (WV) that represent the actual performance of the Portfolio, adjusted to reflect a Credit Enhancement of 3% and the deductions for all contractual fees and charges applicable to the Contract; the withdrawal value also includes applicable withdrawal charges. Any charge for nonrecurring fees and charges, premium taxes and/or other taxes and an optional Death Benefit Rider are not reflected in these data.

The results shown in the table below are not an estimate or guarantee of future investment performance.

           Historical and Hypothetical Separate Account Performance
        Annualized Rates of Return for Periods Ended December 31, 1998
                   All numbers are expressed as a percentage


     1 Year            3 Years           5 Years           10 Years       Since Inception
  --------------    --------------    --------------    --------------    --------------
   AV        WV      AV        WV      AV        WV      AV        WV      AV        WV
  -----    -----    -----    -----    -----    -----    -----    -----    -----    -----
   4.30    (2.00)   17.77    16.23    12.38    11.81    14.43    14.43    14.38    14.38

Form No. PVSAI0999